INVESTMENTS IN DEBT AND EQUITY SECURITIES (Tables)	6 Months Ended
Jun. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of marketable securities
Investment securities held by the Company consist of the following investments in corporate bonds and equity securities:

(in thousands of $)	June 30, 2022	December 31, 2021
Corporate Bonds	6,315	9,680
Equity Securities	14,419	11,530
Total Investment in Debt and Equity Securities	20,734	21,210

Schedule of debt securities, available-for-sale

	Six months ended June 30, 2022			Year ended December 31, 2021
(in thousands of $)	Amortized Cost	Unrealized gains/(losses)	Fair value	Amortized Cost	Unrealized gains/(losses)	Fair value
Corporate bonds:
NorAm Drilling Bond	4,132	487	4,619	4,132	487	4,619
NT Rig Holdco Liquidity 12%	1,222	474	1,696	4,917	144	5,061
NT Rig Holdco 7.5%	—	—	—	—	—	—
Oro Negro 7.5%	—	—	—	—	—	—
Total corporate bonds	5,354	961	6,315	9,049	631	9,680

Schedule of equity securities
Changes in the fair value of equity investments are recognized in net income.

(in thousands of $)	June 30, 2022	December 31, 2021
Frontline	12,830	10,238
NorAm Drilling	1,589	1,292
Total Equity Securities	14,419	11,530

Equity Securities pledged to creditors	12,830	10,238